Shareholder Report, Line Graph (Details) LMF2900_Western Asset Income Fund_Class C1_TSR Annual {Class C1} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name											Class C1 (with sales charge)
Accumulated Value	$ 12,848	$ 12,092	$ 11,226	$ 11,046	$ 12,296	$ 11,393	$ 11,419	$ 10,729	$ 10,721	$ 10,000	$ 13,378
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	9,949	10,000	$ 11,431
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	$ 11,535	$ 11,091	$ 10,492	$ 10,749	$ 11,886	$ 11,842	$ 10,819	$ 10,002	$ 10,059	$ 10,000	$ 11,884